Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	$ (1,974)	[1]	$ (5,027)	[1]
Prior service (costs)/credits and other	42		51
Total	(1,932)		(4,976)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	(406)	[1]	(664)	[1]
Prior service (costs)/credits and other	11		14
Total	(395)		(650)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	(2,213)	[1]	(2,780)	[1]
Prior service (costs)/credits and other	(18)		(20)
Total	(2,231)		(2,800)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	(292)	[1]	(932)	[1]
Prior service (costs)/credits and other	470		374
Total	$ 178		$ (558)

[1]	The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods utilized are 9.6 years for our U.S. qualified plans, 9.5 years for our U.S. supplemental (non-qualified) plans, 18.2 years for our international plans and 10.8 years for our postretirement plans.